INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Trade names	3,190	3,190
Brand	4,534	—
Student populations	1,438	1,438
Software	1,968	1,936
Accreditation	188	696
	11,318	7,260
Less: accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(1,438)	(1,438)
Software	(1,968)	(1,936)
Accreditation	(122)	(183)
	(3,528)	(3,557)
Intangible assets, net
Trade names	3,190	3,190
Brand	4,534	—
Student populations	—	—
Software	—	—
Accreditation	66	513
	7,790	3,703

For the years ended December 31, 2020, 2021 and 2022, the Group performed impairment test on the trade name and brand and recognized impairment loss from continuing operations of RMB 1,386, RMB nil and RMB 4,534 on brand, respectively.

Amortization expenses for intangible assets from continuing operations amounted to RMB 1,413, RMB 786 and RMB 36 for the years ended December 31, 2020, 2021 and 2022, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods are as follows:

Amount
RMB
2023	80
2024	80
2025	80
2026	80
2027	80
Thereafter	113
Total	513